Segment Information - Additional Information (Detail) € in Millions		12 Months Ended
	Jul. 04, 2023 EUR (€)	Dec. 31, 2024 EUR (€) Segment	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of operating segments [line items]
Other charges | €		€ (8)	€ (92)
ASR [member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate	30.00%	29.95%
Proceeds from divestiture of business | €	€ 2,200
Other Revenue [Member] | ASR [member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate		29.95%
Asset management [member]
Disclosure of operating segments [line items]
Number of operating segments		1
Holding and other activities [member]
Disclosure of operating segments [line items]
Number of operating segments		1
Americas [member]
Disclosure of operating segments [line items]
Number of operating segments		1
Other charges | €				€ 117
International [member]
Disclosure of operating segments [line items]
Number of operating segments		1
The Netherlands [member]
Disclosure of operating segments [line items]
Number of operating segments		1
United Kingdom [member]
Disclosure of operating segments [line items]
Number of operating segments		1